TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Talcott Resolution Life Insurance Company Separate Account Seven

File No. 333-101937    Leaders Access II/IIR/III        File No. 333-101942    Leaders Edge II/IIR/III
File No. 333-101948    Leaders Plus II/IIR/III        File No. 333-104356    Leaders Epic I/IR
File No. 333-105254    Leaders Epic Plus I/IR        File No. 333-105270    Leaders Outlook I/IR
File No. 333-70153    Leaders Access I/IR        File No. 333-68463    Leaders Edge I/IR

File No. 333-101954	Leaders Outlook II/IIR/III, Huntington Leaders Outlook II/IIR/III, Classic Leaders outlook I/IR/II, Wells Fargo Leaders Outlook I/IR/II, Leaders Select Outlook I, Select Leaders Outlook III

File No. 333-69475	Leaders I/IR, Leaders Solution I/IR, Leaders Elite I/IR

File No. 333-91927	Leaders Plus I/IR, Leaders Elite Plus I/IR, Leaders Solution Plus I/IR

File No. 333-40414	Leaders Outlook I/IR, Leaders Elite Outlook I/IR, Leaders Solution Outlook I/IR, Huntington Leaders Outlook I/IR, Classic Leaders Outlook I/IR

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
Talcott Resolution and Annuity Life Insurance Company Separate Account Seven

File No. 333-101936    Leaders Access II/IIR/III        File No. 333-101943    Leaders Edge II/IIR/III
File No. 333-101949    Leaders Plus II/IIR/III        File No. 333-104357    Leaders Epic I/IR
File No. 333-105256    Leaders Epic Plus I/IR        File No. 333-105272    Leaders Epic Outlook I/IR
File No. 333-76425    Leaders Access I/IR        File No. 333-76423    Leaders Edge I/IR

File No. 333-91921	Leaders Plus I/IR, Leaders Solution Plus I/IR

File No. 333-40410	Leaders Outlook I/IR, Leaders Elite Outlook I/IR, Leaders Solution Outlook I/IR

Product Information Notice Dated February 24, 2020

Fund Addition

Effective April 30, 2020, the Invesco Oppenheimer V.I. Discovery Mid Cap Fund Sub-Account is added as an additional investment option for your Contract.

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Invesco Oppenheimer V.I. Discovery Mid Cap Fund	Seeks capital appreciation	Invesco Advisers, Inc.

Reorganization

Acquired Fund	Acquiring Fund
Invesco V.I. Mid Cap Growth Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Fund

At a meeting of the Board of Trustees (the “Board”) of Invesco V.I. Mid Cap Growth (the “Acquired Fund”), the Board considered and approved a proposal to reorganize the Acquired Fund into the Invesco Oppenheimer V.I. Discovery Mid Cap Fund (the “Acquiring Fund”). Pursuant to the reorganization, the Acquired Fund will liquidate by transferring substantially all of its assets to the Acquiring Fund. Shares of the Acquired Fund will be closed to all new and subsequent investments, including program trades, effective on or about April 28, 2020. Pending shareholder approval at a meeting scheduled to be held on April 24, 2020, the reorganization is scheduled to take place on or about April 30, 2020.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Acquired Fund Sub-Account, including program trades, on or about April 28, 2020.

As a result of the reorganization on or about April 30, 2020:

(i)	If any of your Contract Value is currently invested in the Acquired Fund Sub-Account, that Contract Value will be merged into the Acquiring Fund Sub-Account;

(ii)	If any portion of your future Premium Payments is allocated to the Acquired Fund Sub-Account, that portion will now be allocated to the Acquiring Fund Sub-Account.

(iii)	Any transaction that includes an allocation to the Acquired Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account;

(iv)
Unless you direct us otherwise, if you are enrolled in any DCA, InvestEase®, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Acquired Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account; and

(v)	Unless you direct us otherwise, if you are enrolled in an Automatic Income Program, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

This Notice Should Be Retained For Future Reference.

HV-7782

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